Finance income/(expenses), net: (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of finance income/(expenses), net

	For the Year Ended December 31,
	2022	2021
Exchange differences	3,410	(69,286)
Bank fees	(1,668)	(3,392)
Total	1,742	(72,678)